Statements of Cash Flows-Indirect Method - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income for the year	R$ 1,132,320	R$ 1,525,865	R$ 1,546,816
Adjustments to reconcile net income to cash provided by operating activities
Share of loss (profit) of joint ventures and associates	14,779	(20,673)	(7,476)
Amortization of contractual assets with customers - exclusive rights	371,825	463,049	463,490
Depreciation and amortization	812,489	704,544	628,156
PIS and COFINS credits on depreciation	15,721	13,134	12,581
Interest and foreign exchange rate variations	1,026,515	854,671	763,793
Deferred income and social contribution taxes	162,417	(109,204)	(112,539)
(Gain) loss on disposal of property, plant and equipment and intangibles	22,088	2,242	6,134
Estimated losses on doubtful accounts	69,250	132,756	79,983
Provision for losses in inventories	(1,498)	(802)	555
Provision for post-employment benefits	4,854	13,968	7,631
Other provisions and adjustments	(135)	1,539	(903)
Adjustments, total	3,630,625	3,581,089	3,388,221
(Increase) decrease in current assets
Trade receivables and reseller financing	(355,854)	(725,240)	(372,881)
Inventories	168,704	(606,484)	(267,519)
Recoverable taxes	(11,467)	(334,217)	87,006
Dividends received from joint-ventures	42,436	29,411	7,925
Insurance and other receivables	(14,536)	358,682	(309,725)
Prepaid expenses	(37,525)	(23,016)	(39,980)
Increase (decrease) in current liabilities
Trade payables	576,164	412,393	249,121
Salaries and related charges	40,074	7,149	(41,595)
Taxes payable	46,476	33,054	4,021
Income and social contribution taxes	166,527	783,663	567,286
Post-employment benefits	15,596	5,119	11,193
Provision for tax, civil, and labor risks	13,272	11,857	7,372
Insurance and other payables	(59,237)	(49,387)	54,026
Deferred revenue	8,159	(3,887)	(2,120)
(Increase) decrease in non-current assets
Trade receivables and reseller financing	(99,622)	(102,905)	(74,846)
Recoverable taxes	(539,539)	(130,200)	(47,168)
Escrow deposits	(58,757)	(39,795)	(37,935)
Other receivables	6,350	(4,356)	13,829
Prepaid expenses	(58,735)	(116,735)	(65,847)
Increase (decrease) in non-current liabilities
Post-employment benefits	(8,457)	(759)	(7,671)
Provision for tax, civil, and labor risks	11,811	(68,193)	42,428
Other payables	(4,397)	87,950	(19,255)
Deferred revenue	(1,046)	385	1,474
Payments of contractual assets with customers - exclusive rights	(390,177)	(529,732)	(514,291)
Income and social contribution taxes paid	(197,886)	(836,808)	(644,188)
Net cash provided by operating activities	2,888,959	1,739,038	1,988,881
Cash flows from investing activities
Financial investments, net of redemptions	(1,669,937)	60,859	(163,625)
Cash of companies acquired	3,662	59,863
Acquisition of property, plant, and equipment	(1,178,312)	(1,302,187)	(1,033,937)
Acquisition of intangible assets	(237,593)	(221,960)	(107,644)
Acquisition of companies	(103,373)
Capital increase in joint ventures	(31,908)	(16,000)	(47,281)
Capital reduction in associates	1,250
Proceeds from disposal of property, plant and equipment and intangibles	38,578	47,670	28,500
Net cash used in investing activities	(3,177,633)	(1,371,755)	(1,323,987)
Cash flows from financing activities
Proceeds	4,461,112	4,510,694	3,676,874
Repayments	(3,710,718)	(2,462,200)	(812,520)
Interest paid	(737,564)	(769,740)	(1,057,580)
Payments of financial lease	(5,120)	(5,191)	(5,016)
Dividends paid	(808,603)	(940,250)	(873,270)
Related parties	(114)	7,036	(100)
Net cash provided by (used in) financing activities	(801,007)	340,349	928,388
Effect of exchange rate changes on cash and cash equivalents in foreign currency	26,628	20,214	(22,017)
Increase (decrease) in cash and cash equivalents	(1,063,053)	727,846	1,571,265
Cash and cash equivalents at the beginning of the year	5,002,004	4,274,158	2,702,893
Cash and cash equivalents at the end of the year	R$ 3,938,951	R$ 5,002,004	R$ 4,274,158